PREPAID EXPENSES AND OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	$ 76.3	$ 88.6
Vehicle parts, supplies and inventory	57.4	82.0
Prepaid expenses and other assets	133.7	$ 170.6
Impairment charge	14.2
Inventory write-down	11.4
Write down of closure costs and cost to dispose of inventory	2.3
Decrease through write-off	$ 7.2